Share Capital - Summary of Changes In Options (Detail)	12 Months Ended
Apr. 30, 2019 Option $ / shares
Disclosure Of Defined Benefit Plans [Abstract]
Beginning balance, shares | Option	948,750
Expired, shares | Option	(948,750)
Weighted average exercise price, Outstanding and Exercisable | $ / shares	$ 0.88
Weighted average exercise price, Forfeited/expired | $ / shares	$ 0.88